Other Receivables	12 Months Ended
Dec. 31, 2021
Other Receivables [Abstract]
OTHER RECEIVABLES

NOTE 5 – OTHER RECEIVABLES

At December 31, 2021 and 2020, other receivables consisted of the following:

	December 31, 2021	December 31, 2020
Receivables from Huanghai (1)	$92,108,537	$-
VAT recoverable (2)	11,060	1,520,501
Other (3)	21,646,124	380,593
	$113,765,721	$1,901,094

(1)	On December 27, 2021, the Company and Huanghai entered into an agreement to terminate the building of a krill vessel and Huanghai agreed to refund all of the RMB587.3 million (approximately $92.1 million) of the prepayment made by the Company in four quarterly installments. During the first quarter of 2022, the Company received RMB147.7 million (approximately $23.2 million), representing the first quarterly installment payment, from Huanghai.
(2)	The balance of recoverable VAT represents input VAT available to offset VAT to be paid in the future.
(3)	Other mainly consists of receivables from Hong Long of$20.9 million, Honglong was an affiliate company majority owned by an immediate family member of the Company’s CEO and is no longer a related party of the Company since this immediate family member sold his interests in Hong Long to an unrelated party on October 10, 2021.